FINANCIAL ASSETS AND LIABILITIES - Summary of Loans, Borrowings and Debentures (Details) (Parentheticals) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Minimum Period for Unconditional Right to Defer Settlement	1 year
Aggregate principal amount	R$ 6,391,961
Weighted average
Disclosure of detailed information about borrowings [line items]
Interest Rate	7.20%	5.32%
CDI | Weighted average
Disclosure of detailed information about borrowings [line items]
Interest Rate	13.65%	9.15%
Senior Notes Due 2032 [Member]
Disclosure of detailed information about borrowings [line items]
Description of estimated interest rate increase for non-compliance for fulfilment of environment goals	25
Estimated interest rate increase for non-compliance for fulfilment of environment goals	4.45%